Consolidated Statements of Shareholders’ Equity - USD ($)		Preferred Stock Series A	Common Stock		Additional Paid-In Capital [1]	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Shareholders’ Equity (Deficit) Attributable to 60P	Noncontrolling Interest on Shareholders	Total
Balance at Dec. 31, 2022			$ 4	[1]	$ 5,164,696	$ (28,815,148)	$ 73,708	$ (23,576,740)	$ (572,320)	$ (24,149,060)
Balance (in Shares) at Dec. 31, 2022			39,768	[1]
Voluntary conversion of Series A Preferred Stock into common stock		$ (270,460)		[1]	270,460
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)		(2,162)	760	[1]
Share-based compensation under 2022 Equity Incentive Plan				[1]	528,926			528,926		528,926
Share-based compensation under 2022 Equity Incentive Plan (in Shares)	[1]		668
Contribution from noncontrolling interest				[1]	(548,380)			(548,380)	548,380
Deemed capital contribution for related party compensation expense (Note 11)					163,228			163,228		163,228
Cancellation of common stock			$ (2)	[1]	2
Cancellation of common stock (in Shares)	[1]		(24,186)
Share-based compensation to vendors for services			$ 3	[1]	5,683,053			5,683,056		5,683,056
Share-based compensation to vendors for services (in Shares)	[1]		24,717
Conversion of debt into common stock upon initial public offering			$ 3	[1]	7,989,595			7,989,598		7,989,598
Conversion of debt into common stock upon initial public offering (in Shares)	[1]		28,460
Conversion of debt into Series A Preferred Stock upon initial public offering		$ 10,128,500		[1]				10,128,500		10,128,500
Conversion of debt into Series A Preferred Stock upon initial public offering (in Shares)		80,965
Reclassification of liability-classified warrants to equity-classified				[1]	838,748			838,748		838,748
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740			$ 2	[1]	6,235,274			6,235,276		6,235,276
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740 (in Shares)	[1]		23,585
Issuance of common stock upon exercise of warrants				[1]	1,131,771			1,131,771		1,131,771
Issuance of common stock upon exercise of warrants (in Shares)	[1]		3,075
Share-based compensation expense										119,246
Net foreign translation gain (loss)				[1]			61,853	61,853		61,853
Net income (loss)				[1]		(3,765,702)		(3,765,702)	(48,098)	(3,813,800)
Balance at Dec. 31, 2023		$ 9,858,040	$ 10	[1]	27,457,373	(32,580,850)	135,561	4,870,134	(72,038)	4,798,096
Balance (in Shares) at Dec. 31, 2023		78,803	96,847	[1]
Issuance of common stock and warrants, net of underwriting discounts and offering costs paid at closing and deferred offering costs			$ 9	[1]	1,898,287			1,898,296		1,898,296
Issuance of common stock and warrants, net of underwriting discounts and offering costs paid at closing and deferred offering costs (in Shares)	[1]		87,683
Issuance of common stock upon exercise of Pre-Funded Warrants			$ 21	[1]	10,942			10,963		10,963
Issuance of common stock upon exercise of Pre-Funded Warrants (in Shares)	[1]		211,163
Issuance of shares for RSUs				[1]
Issuance of shares for RSUs (in Shares)	[1]		4,270
Voluntary return of shares issued to vendor for services				[1]
Voluntary return of shares issued to vendor for services (in Shares)	[1]		(2,000)
Voluntary conversion of Series A Preferred Stock into common stock		$ (290,601)	$ 1	[1]	290,600
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)		(2,323)	14,667	[1]
Issuance of common stock pursuant to ATM Offering, net of offering costs paid at closing and deferred offering costs of $264,774			$ 14	[1]	1,729,796			1,729,810		1,729,810
Issuance of common stock pursuant to ATM Offering, net of offering costs paid at closing and deferred offering costs of $264,774 (in Shares)	[1]		135,568
Issuance of warrants in Private Placement, net of offering costs paid at closing and deferred offering costs of $582,600				[1]	3,414,502			3,414,502		3,414,502
Issuance of common stock for fractional shares pursuant to Reverse Stock Split rounding adjustment			$ 2	[1]	(2)
Issuance of common stock for fractional shares pursuant to Reverse Stock Split rounding adjustment (in Shares)	[1]		18,710
Share-based compensation to vendors for services				[1]	26,325			26,325		26,325
Share-based compensation expense				[1]	32,767			32,767		32,767
Net foreign translation gain (loss)				[1]			(90)	(90)		(90)
Net income (loss)				[1]		(7,947,107)		(7,947,107)	(8,556)	(7,955,663)
Balance at Dec. 31, 2024		$ 9,567,439	$ 57	[1]	$ 34,860,590	$ (40,527,957)	$ 135,471	$ 4,035,600	$ (80,594)	$ 3,955,006
Balance (in Shares) at Dec. 31, 2024		76,480	566,908	[1]

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.